Supplement Dated November 6, 2018 to your Prospectus Dated June 28, 2018

Effective November 1, 2018, the Rational Dividend Capture VA Fund name was changed to Rational Trend Aggregation VA Fund.

All references in your prospectus to Rational Dividend Capture VA Fund are updated to Rational Trend Aggregation VA Fund.

This Supplement Should Be Retained For Future Reference.

HV-7749